Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 41.5%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	2,200	$ 759,220

Banks - 2.0%
JPMorgan Chase & Co.	14,000	2,291,660
US Bancorp	20,900	1,242,296

		3,533,956

Beverages - 1.8%
Coca-Cola Co.	21,200	1,112,364
PepsiCo, Inc.	13,124	1,973,981

		3,086,345

Capital Markets - 3.5%
BlackRock, Inc.	3,000	2,515,980
CME Group, Inc.	7,150	1,382,667
Northern Trust Corp.	20,900	2,253,229

		6,151,876

Chemicals - 0.7%
Linde PLC	4,250	1,246,865

Communications Equipment - 1.5%
Cisco Systems, Inc.	48,500	2,639,855

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	41,100	2,219,811

Electrical Equipment - 0.8%
Emerson Electric Co.	14,000	1,318,800

Energy Equipment & Services - 1.0%
Baker Hughes Co.	72,700	1,797,871

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	5,850	1,552,649

Food Products - 1.1%
Archer-Daniels-Midland Co.	18,100	1,086,181
Hershey Co.	4,900	829,325

		1,915,506

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	13,100	1,642,085

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	9,800	1,170,610
CVS Health Corp.	26,100	2,214,846

		3,385,456

Hotels, Restaurants & Leisure - 2.2%
McDonald’s Corp.	10,450	2,519,599
Starbucks Corp.	12,500	1,378,875

		3,898,474

Household Products - 1.5%
Colgate-Palmolive Co.	14,000	1,058,120
Procter & Gamble Co.	10,983	1,535,423

		2,593,543

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.3%
3M Co.	8,850	$ 1,552,467
Honeywell International, Inc.	3,600	764,208

		2,316,675

Insurance - 2.2%
Aflac, Inc.	26,700	1,391,871
Travelers Cos., Inc.	15,800	2,401,758

		3,793,629

IT Services - 1.4%
Automatic Data Processing, Inc.	4,550	909,636
Paychex, Inc.	14,000	1,574,300

		2,483,936

Media - 1.7%
Comcast Corp., Class A	51,700	2,891,581

Metals & Mining - 1.2%
Nucor Corp.	22,000	2,166,780

Multi-Utilities - 1.0%
Dominion Energy, Inc.	24,100	1,759,782

Oil, Gas & Consumable Fuels - 0.8%
EOG Resources, Inc.	17,700	1,420,779

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	44,200	2,615,314
Johnson & Johnson	15,900	2,567,850
Pfizer, Inc.	52,900	2,275,229

		7,458,393

Road & Rail - 0.7%
Union Pacific Corp.	5,950	1,166,260

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	9,350	1,565,938
Texas Instruments, Inc.	12,150	2,335,351

		3,901,289

Software - 0.7%
Oracle Corp.	14,400	1,254,672

Specialty Retail - 1.6%
Home Depot, Inc.	8,250	2,708,145

Trading Companies & Distributors - 0.9%
Fastenal Co.	29,500	1,522,495

Total Common Stocks (Cost $57,888,274)		72,586,728

	Principal	Value
ASSET-BACKED SECURITIES - 3.6%
CarMax Auto Owner Trust
Series 2018-3, Class A3,
3.13%, 06/15/2023	$ 42,511	42,790
CCG Receivables Trust
Series 2020-1, Class A2,
0.54%, 12/14/2027 (A)	377,805	378,712
Chesapeake Funding II LLC
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (A)	32,778	32,885
Series 2018-3A, Class B,
3.62%, 01/15/2031 (A)	100,000	101,792
Series 2020-1A, Class A1,
0.87%, 08/16/2032 (A)	141,979	142,721

Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust
Series 2019-A, Class A4,
3.22%, 01/15/2026	$ 130,000	$ 134,770
Dell Equipment Finance Trust
Series 2019-2, Class A3,
1.91%, 10/22/2024 (A)	484,277	487,434
Donlen Fleet Lease Funding 2 LLC
Series 2021-2, Class A2,
0.56%, 12/11/2034 (A)	500,000	500,586
Enterprise Fleet Financing LLC
Series 2019-3, Class A2,
2.06%, 05/20/2025 (A)	317,650	321,263
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class B,
2.87%, 10/16/2024	350,000	358,973
GreatAmerica Leasing Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 06/15/2022 (A)	19,494	19,532
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes
Series 2020-2, Class B,
0.84%, 02/25/2028 (A)	470,984	471,634
Series 2021-1, Class B,
0.88%, 09/25/2028 (A)	430,125	430,432
Series 2021-2, Class B,
0.89%, 12/26/2028 (A)	500,000	499,856
Series 2021-3, Class C,
0.86%, 02/26/2029 (A)	386,601	386,405
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class A3,
0.46%, 08/15/2024 (A)	750,000	750,872
Santander Revolving Auto Loan Trust
Series 2019-A, Class C,
3.00%, 01/26/2032 (A)	350,000	366,648
Synchrony Credit Card Master Note Trust
Series 2018-2, Class C,
3.87%, 05/15/2026	500,000	525,187
Verizon Owner Trust
Series 2018-A, Class A1A,
3.23%, 04/20/2023	47,137	47,313
Series 2020-A, Class B,
1.98%, 07/22/2024	150,000	153,608
Wheels SPV 2 LLC
Series 2019-1A, Class A2,
2.30%, 05/22/2028 (A)	106,148	106,680

Total Asset-Backed Securities (Cost $6,260,329)		6,260,093

CORPORATE DEBT SECURITIES - 23.9%
Aerospace & Defense - 0.7%
Boeing Co.
2.20%, 02/04/2026	350,000	353,041
3.63%, 02/01/2031	200,000	214,010
5.81%, 05/01/2050	150,000	199,235
Northrop Grumman Corp.
2.93%, 01/15/2025	250,000	264,770
Textron, Inc.
2.45%, 03/15/2031	250,000	250,219

		1,281,275

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.6%
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	$ 250,000	$ 278,727
Southwest Airlines Co.
5.13%, 06/15/2027	500,000	584,456
5.25%, 05/04/2025	150,000	169,310

		1,032,493

Banks - 3.0%
Bank of America Corp.
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	200,000	201,064
Fixed until 10/24/2030, 1.92% (B), 10/24/2031	250,000	240,218
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	300,000	299,076
Bank of Montreal
3.30%, 02/05/2024	165,000	175,435
Citigroup, Inc.
Fixed until 04/23/2028, 4.08% (B), 04/23/2029	400,000	447,912
Fifth Third Bancorp
2.55%, 05/05/2027	225,000	236,403
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (B), 08/15/2036 (A)	300,000	295,311
Huntington National Bank
3.55%, 10/06/2023	500,000	529,574
JPMorgan Chase & Co.
Fixed until 02/04/2026, 1.04% (B), 02/04/2027	500,000	490,205
Fixed until 04/01/2025 (C), 4.00% (B) (D)	350,000	351,488
PNC Bank NA
2.70%, 10/22/2029	125,000	131,032
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	250,000	276,761
Royal Bank of Canada
1.15%, 06/10/2025	500,000	500,773
Truist Bank
2.25%, 03/11/2030	150,000	151,454
Truist Financial Corp.
Fixed until 03/02/2026, 1.27% (B), 03/02/2027	300,000	298,814
1.95%, 06/05/2030 (D)	200,000	199,955
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	250,000	257,947
Fixed until 06/02/2027, 2.39% (B), 06/02/2028	200,000	206,001

		5,289,423

Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	223,556

Building Products - 0.1%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	105,985

Capital Markets - 1.9%
Cboe Global Markets, Inc.
3.65%, 01/12/2027	235,000	258,812
Charles Schwab Corp.
Fixed until 12/01/2030 (C), 4.00% (B)	550,000	565,653

Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	$ 200,000	$ 205,558
Goldman Sachs Group, Inc.
Fixed until 09/29/2024, 3.27% (B), 09/29/2025	500,000	533,834
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (A)	250,000	263,067
Morgan Stanley
Fixed until 05/04/2026, 1.59% (B), 05/04/2027	250,000	250,552
Fixed until 04/28/2031, 1.93% (B), 04/28/2032	250,000	239,471
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	125,000	129,082
3.88%, 01/27/2026	250,000	276,640
NASDAQ, Inc.
1.65%, 01/15/2031	500,000	470,552
State Street Corp.
Fixed until 11/01/2029, 3.03% (B), 11/01/2034	125,000	131,800

		3,325,021

Chemicals - 0.7%
DuPont de Nemours, Inc.
4.73%, 11/15/2028	175,000	205,618
E.I. du Pont de Nemours & Co.
1.70%, 07/15/2025	100,000	102,045
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (A)	250,000	250,231
3.47%, 12/01/2050 (A)	500,000	523,427
LYB International Finance III LLC
3.63%, 04/01/2051	200,000	209,729

		1,291,050

Construction & Engineering - 0.3%
Quanta Services, Inc.
2.90%, 10/01/2030	450,000	464,994

Construction Materials - 0.5%
Martin Marietta Materials, Inc.
3.20%, 07/15/2051	500,000	497,566
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	301,588

		799,154

Consumer Finance - 0.1%
Synchrony Financial
3.70%, 08/04/2026	100,000	108,318

Containers & Packaging - 0.4%
WRKCo, Inc.
3.00%, 06/15/2033	300,000	313,666
3.90%, 06/01/2028	325,000	362,253

		675,919

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	346,283
4.63%, 10/15/2027	250,000	278,557
USAA Capital Corp.
2.13%, 05/01/2030 (A)	150,000	150,936

		775,776

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.9%
AT&T, Inc.
2.25%, 02/01/2032	$ 400,000	$ 388,972
4.75%, 05/15/2046	75,000	89,525
Verizon Communications, Inc.
3.70%, 03/22/2061	250,000	263,183
4.33%, 09/21/2028	478,000	549,010
4.40%, 11/01/2034	300,000	354,794

		1,645,484

Electric Utilities - 0.8%
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	200,000	191,316
Duke Energy Corp.
3.75%, 09/01/2046	250,000	266,367
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	244,149
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	400,000	399,901
Wisconsin Electric Power Co.
1.70%, 06/15/2028	250,000	248,835

		1,350,568

Electronic Equipment, Instruments & Components - 0.2%
SYNNEX Corp.
2.65%, 08/09/2031 (A)	150,000	146,529
Vontier Corp.
1.80%, 04/01/2026 (A)	200,000	198,558

		345,087

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	292,000	321,630
4.00%, 12/21/2025 (A)	20,000	22,032

		343,662

Equity Real Estate Investment Trusts - 0.7%
Brixmor Operating Partnership LP
3.65%, 06/15/2024	250,000	266,937
Healthpeak Properties, Inc.
3.25%, 07/15/2026	350,000	379,533
Host Hotels & Resorts LP
3.50%, 09/15/2030	250,000	259,430
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	228,843

		1,134,743

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	325,000	309,650
2.50%, 02/10/2041 (A)	250,000	229,161
Sysco Corp.
5.95%, 04/01/2030	100,000	127,080
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	88,000	95,404

		761,295

Food Products - 0.5%
General Mills, Inc.
2.88%, 04/15/2030 (D)	75,000	78,747
Hormel Foods Corp.
1.80%, 06/11/2030	150,000	147,380
Mars, Inc.
2.38%, 07/16/2040 (A)	350,000	333,622
3.95%, 04/01/2049 (A)	300,000	357,583

		917,332

Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 1.3%
Anthem, Inc.
2.38%, 01/15/2025	$ 400,000	$ 416,606
Cigna Corp.
4.38%, 10/15/2028	50,000	57,733
4.90%, 12/15/2048	100,000	127,574
CVS Health Corp.
2.63%, 08/15/2024	400,000	419,956
5.13%, 07/20/2045	250,000	321,533
Health Care Service Corp.
2.20%, 06/01/2030 (A)	350,000	349,204
UnitedHealth Group, Inc.
2.30%, 05/15/2031	300,000	305,454
3.70%, 08/15/2049	250,000	283,291

		2,281,351

Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc.
3.25%, 02/15/2030	500,000	516,592
McDonald’s Corp.
2.13%, 03/01/2030	200,000	201,655
4.88%, 12/09/2045	250,000	317,206

		1,035,453

Insurance - 1.5%
Aflac, Inc.
4.75%, 01/15/2049	250,000	326,117
American International Group, Inc.
4.75%, 04/01/2048	300,000	381,804
Athene Global Funding
1.45%, 01/08/2026 (A) (D)	500,000	500,980
Belrose Funding Trust
2.33%, 08/15/2030 (A) (D)	250,000	246,338
Empower Finance 2020 LP
3.08%, 09/17/2051 (A)	350,000	356,399
Five Corners Funding Trust II
2.85%, 05/15/2030 (A)	250,000	261,053
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (A)	100,000	110,729
Old Republic International Corp.
3.85%, 06/11/2051	250,000	269,449
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (A)	200,000	209,679

		2,662,548

IT Services - 0.6%
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	450,000	470,565
Fiserv, Inc.
3.50%, 07/01/2029	400,000	435,603
Western Union Co.
2.85%, 01/10/2025	150,000	157,218

		1,063,386

Machinery - 0.3%
Otis Worldwide Corp.
2.57%, 02/15/2030	175,000	179,475
Xylem, Inc.
2.25%, 01/30/2031 (D)	350,000	349,874

		529,349

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	$ 200,000	$ 190,396
Comcast Corp.
3.40%, 04/01/2030	50,000	55,031
4.15%, 10/15/2028	350,000	402,178
Discovery Communications LLC
5.00%, 09/20/2037	250,000	299,875

		947,480

Oil, Gas & Consumable Fuels - 2.7%
BP Capital Markets America, Inc.
3.12%, 05/04/2026	200,000	216,000
ConocoPhillips Co.
4.15%, 11/15/2034	129,000	146,821
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029 (A)	250,000	262,177
Energy Transfer LP
5.25%, 04/15/2029	100,000	117,117
Enterprise Products Operating LLC
3.75%, 02/15/2025	400,000	433,815
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	263,018
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	447,970
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	328,521
4.70%, 05/01/2025	200,000	223,178
MPLX LP
2.65%, 08/15/2030	400,000	400,947
Phillips 66
2.15%, 12/15/2030 (D)	250,000	243,620
4.65%, 11/15/2034	400,000	476,269
Pioneer Natural Resources Co.
2.15%, 01/15/2031	225,000	218,706
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	175,000	201,514
Valero Energy Corp.
6.63%, 06/15/2037	250,000	337,069
Valero Energy Partners LP
4.50%, 03/15/2028	400,000	451,217

		4,767,959

Personal Products - 0.0% (E)
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	75,000	78,574

Pharmaceuticals - 1.1%
Royalty Pharma PLC
2.20%, 09/02/2030	400,000	390,587
3.55%, 09/02/2050 (D)	400,000	391,976
Viatris, Inc.
2.70%, 06/22/2030 (A)	350,000	353,445
Zoetis, Inc.
3.00%, 09/12/2027 - 05/15/2050	700,000	738,873

		1,874,881

Road & Rail - 0.2%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	350,000	346,225

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.19%, 11/15/2036 (A)	9,000	8,959
4.15%, 11/15/2030	166,000	183,825

Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
3.73%, 12/08/2047	$ 400,000	$ 445,199
Lam Research Corp.
1.90%, 06/15/2030	150,000	149,381
Micron Technology, Inc.
2.50%, 04/24/2023	200,000	205,856
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.15%, 05/01/2027 (A)	75,000	79,932

		1,073,152

Software - 0.8%
Citrix Systems, Inc.
4.50%, 12/01/2027	70,000	77,433
Intuit, Inc.
1.65%, 07/15/2030	250,000	243,326
Oracle Corp.
3.95%, 03/25/2051	500,000	529,843
salesforce.com, Inc.
2.90%, 07/15/2051	250,000	249,261
VMware, Inc.
2.20%, 08/15/2031	250,000	244,144

		1,344,007

Specialty Retail - 0.6%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	250,000	248,768
Home Depot, Inc.
3.35%, 04/15/2050	125,000	134,976
Lowe’s Cos., Inc.
3.00%, 10/15/2050	450,000	437,668
Tractor Supply Co.
1.75%, 11/01/2030	250,000	239,893

		1,061,305

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
8.35%, 07/15/2046	75,000	121,445
HP, Inc.
2.65%, 06/17/2031 (A)	500,000	494,464

		615,909

Trading Companies & Distributors - 0.2%
Air Lease Corp.
2.88%, 01/15/2026	250,000	260,868

Total Corporate Debt Securities (Cost $39,456,437)		41,813,582

MORTGAGE-BACKED SECURITIES - 2.2%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1,
1.72% (B), 02/25/2055 (A)	256,779	259,211
GCAT Trust
Series 2021-NQM1, Class A1,
0.87% (B), 01/25/2066 (A)	383,819	383,085
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2,
2.50% (B), 05/25/2051 (A)	222,613	225,210
JPMorgan Mortgage Trust
Series 2021-1, Class A3,
2.50% (B), 06/25/2051 (A)	616,552	625,102
Series 2021-3, Class A3,
2.50% (B), 07/01/2051 (A)	222,921	225,878
Series 2021-6, Class A4,
2.50% (B), 10/25/2051 (A)	699,238	711,776

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Wealth Management
Series 2020-ATR1, Class A3,
3.00% (B), 02/25/2050 (A)	$ 171,805	$ 175,448
PSMC Trust
Series 2021-1, Class A11,
2.50% (B), 03/25/2051 (A)	465,424	474,403
Sequoia Mortgage Trust
Series 2013-7, Class A2,
3.00% (B), 06/25/2043	306,537	309,550
Towd Point HE Trust
Series 2021-HE1, Class A1,
0.92% (B), 02/25/2063 (A)	338,925	338,784

Total Mortgage-Backed Securities (Cost $3,767,144)		3,728,447

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Massachusetts - 0.0% (E)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,130

New York - 0.3%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	340,000	437,931

Oregon - 0.1%
Hillsboro School District No. 1, General Obligation Limited,
4.36%, 06/30/2034	200,000	218,616

Total Municipal Government Obligations (Cost $665,478)		691,677

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.9%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041	712,992	722,452
2.50%, 02/01/2032 - 04/01/2048	1,038,360	1,079,069
3.00%, 09/01/2042 - 10/01/2046	1,517,231	1,612,307
3.50%, 11/01/2040 - 12/01/2047	910,887	979,846
4.00%, 04/01/2033 - 03/01/2047	320,549	344,571
4.50%, 02/01/2025 - 05/01/2048	427,368	473,008
5.50%, 01/01/2037	32,669	37,978
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	534,828
2.98%, 11/25/2025	288,700	307,146
3.12%, 06/25/2027	750,000	821,887
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	111,482	125,352
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust REMIC
SOFRA + 0.65%, 0.70% (B), 01/25/2034 (A)	170,217	170,322
SOFRA + 0.75%, 0.80% (B), 10/25/2033 (A)	500,000	500,506
Federal National Mortgage Association
2.49% (B), 03/25/2023	201,842	205,764
2.50%, 06/01/2031 - 12/01/2047	2,051,439	2,125,936
3.00%, 12/01/2028 - 03/01/2043	1,710,655	1,815,154
3.06% (B), 09/25/2027	579,230	615,429
3.10% (B), 07/25/2024	303,727	320,878

Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.20% (B), 11/25/2027	$ 500,000	$ 531,660
3.50%, 12/01/2031 - 08/01/2049	1,129,832	1,210,399
4.00%, 02/01/2035 - 12/01/2046	797,647	875,054
4.50%, 03/01/2039 - 07/01/2041	59,632	66,602
Federal National Mortgage Association REMIC
1.38%, 09/25/2027	589,057	596,293
3.50%, 04/25/2031	196,387	210,926
FREMF Mortgage Trust
3.64% (B), 10/25/2046 (A)	500,000	523,505
3.68% (B), 11/25/2047 (A)	400,000	410,091
Government National Mortgage Association
3.50%, 12/15/2042	47,802	51,103
4.00%, 12/15/2039	6,221	6,860
4.50%, 08/15/2040	3,137	3,535

Total U.S. Government Agency Obligations (Cost $16,856,279)		17,278,461

U.S. GOVERNMENT OBLIGATIONS - 17.3%
U.S. Treasury - 17.3%
U.S. Treasury Bond
1.88%, 02/15/2051 (D)	260,000	247,244
2.00%, 02/15/2050 (D)	500,000	489,824
2.50%, 02/15/2045	1,000,000	1,077,539
2.75%, 08/15/2042 (D)	750,000	842,373
2.75%, 11/15/2042	800,000	897,781
3.00%, 05/15/2047	900,000	1,065,094
3.38%, 11/15/2048	250,000	317,686
3.75%, 08/15/2041	250,000	323,369
4.38%, 05/15/2041	500,000	698,984
U.S. Treasury Note
0.38%, 01/31/2026 - 09/30/2027	5,000,000	4,841,601
0.63%, 08/15/2030	1,000,000	929,336
1.50%, 08/15/2026	3,000,000	3,074,180
2.00%, 02/15/2023 - 08/15/2025 (D)	6,000,000	6,237,500
2.13%, 03/31/2024	2,500,000	2,606,055
2.38%, 05/15/2027 (D)	3,000,000	3,206,836
2.63%, 02/15/2029	1,000,000	1,089,414
2.88%, 05/15/2028	2,000,000	2,204,297

Total U.S. Government Obligations (Cost $29,491,315)		30,149,113

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (F)	602,070	602,070

Total Other Investment Company (Cost $602,070)		602,070

Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 0.00% (F), dated 09/30/2021, to be repurchased at $1,980,789 on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2022, and with a value of $2,020,422.

$ 1,980,789	$ 1,980,789

Total Repurchase Agreement (Cost $1,980,789)	1,980,789

Total Investments (Cost $156,968,115)	175,090,960
Net Other Assets (Liabilities) - (0.2)%	(319,745)

Net Assets - 100.0%	$ 174,771,215

Transamerica Series Trust	Page 6

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$72,586,728	$—	$—	$72,586,728
Asset-Backed Securities	—	6,260,093	—	6,260,093
Corporate Debt Securities	—	41,813,582	—	41,813,582
Mortgage-Backed Securities	—	3,728,447	—	3,728,447
Municipal Government Obligations	—	691,677	—	691,677
U.S. Government Agency Obligations	—	17,278,461	—	17,278,461
U.S. Government Obligations	—	30,149,113	—	30,149,113
Other Investment Company	602,070	—	—	602,070
Repurchase Agreement	—	1,980,789	—	1,980,789

Total Investments	$73,188,798	$101,902,162	$—	$175,090,960

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $17,280,821, representing 9.9% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,272,034, collateralized by cash collateral of $602,070 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,904,154. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at September 30, 2021.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

SOFRA	Secured Overnight Financing Rate Average

Transamerica Series Trust	Page 7

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Page 8

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 9